Commitments and Contingencies - Schedule of Future Rental Payment Under Non-cancellable Operating Lease (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019		$ 62,128
2020		62,128
2021		25,887
Future payment of lease	$ 96,712	$ 150,143